INCOME TAXES (Schedule Of Loss Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ (9,759)	$ (14,289)	$ (21,890)
Foreign	6,854	8,196	15,047
Loss before taxes on income	$ (2,905)	$ (6,093)	$ (6,843)